Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Share-based Compensation

17. Share-based Compensation

2019 Incentive Plan

In September 2019, the Company adopted a share incentive plan (“2019 Incentive Plan”). The 2019 Incentive Plan permits the awards of options and the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 137,186,000, 91,548,120 restricted share units including both vested and unvested restricted share units under the 2014 and 2016 incentive plan adopted by the Group before the Reorganization set forth in Note 1 (b) were cancelled concurrently upon the adoption of the 2019 Incentive Plan, and each participant of the 2014 and 2016 incentive plan is expected to receive corresponding grants with similar terms except for the exercise price of US$ 0.0001 and the performance condition added as disclosed below under the 2019 Incentive Plan. The cancellation of the 2014 and 2016 incentive plans accompanied by the grant of a replacement award under 2019 Incentive Plan is accounted for as a modification of the terms of the cancelled award. Refer to Note 2 (s) for the accounting policy for such modification. The incremental value for the modification was nil. Under the 2019 Incentive Plan, the Company granted 3,167,881, 875,004 and 84,256 share options for the years ended December 31, 2022, 2023 and 2024, respectively, to certain directors and senior management.

In June 2021, the Company amended 2019 Incentive Plan with the approval of the board of directors, pursuant to which the maximum aggregate number of ordinary shares which may be issued under the updated 2019 Share Incentive Plan is 162,186,000.

Options granted to employees under the updated 2019 Incentive Plan were subject to both service condition and performance condition with various vesting schedules ranging from immediate to 4 years, and will be expired in ten years. For the share options with performance condition, an evaluation is made each quarter as to the likelihood of performance condition being met.

The Company uses binomial option pricing model to determine the fair value of share options. The estimated fair value of each share option granted is estimated with the following assumptions:

	For the year ended December 31,
	2022	2023	2024
Expected volatility	51.97%	53.06%	53.87%
Expected dividend yield	—	—	—
Contractual term (in year)	10	10	10
Risk-free interest rate	3.57%	3.77%	4.22%

The expected volatility at grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. The contractual term is the contract life of the share options. The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the share option grant date.

17. Share-based Compensation (Continued)

The following table presents a summary of the Group’s share options activities for the years ended December 31, 2022,2023 and 2024:

		Weighted		Weighted average
		average exercise	Aggregate intrinsic	remaining
	Number of	price US$ per	value	contractual
	shares	share	US$	years
Outstanding at December 31, 2021	94,830,430	0.0001	4,324,268	8.44
Granted during the year	3,167,881	0.0001	—	—
Exercised during the year	(2,107,600)	0.0001	—	—
Forfeited / Cancelled during the year	(1,861,733)	0.0001	—	—
Outstanding at December 31, 2022	94,028,978	0.0001	3,881,516	7.53
Granted during the year	875,004	0.0001	—	—
Exercised during the year	(674,082)	0.0001	—	—
Forfeited during the year	(5,074,304)	0.0001	—	—
Outstanding at December 31, 2023	89,155,596	0.0001	1,997,085	6.62
Granted during the year	84,256	0.0001	—	—
Exercised during the year	(10,243,525)	0.0001	—	—
Forfeited during the year	(3,221,189)	0.0001	—	—
Outstanding at December 31, 2024	75,775,138	0.0001	477,368	5.62
Exercisable at December 31, 2024	71,244,501

The weighted average grant date fair value of share options granted for the years ended December 31, 2022, 2023 and 2024 were RMB 0.26, RMB 0.27 and RMB 0.11, respectively. For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized for share options granted were expenses RMB 13.88 million, expenses RMB 4.67 million and gain RMB 0.18 million, respectively. 2,107,600, 674,082 and 10,243,525 share options granted were exercised for the years ended December 31, 2022, 2023 and 2024, respectively. The gain was primarily attributable to the reversal of SBC expenses resulting from strategic workforce realignment.

As mentioned above, certain vested restricted share units under the 2014 and 2016 incentive plans have been replaced by the same amount of share options (“Replacement Share Options”) granted on September 7, 2019 under the 2019 Incentive Plan, which were vested immediately upon the grant. Before the modification, those vested restricted share units were deemed as ordinary shares from the accounting’s perspective. As a result, the corresponding Replacement Share Options were continuously deemed as ordinary shares in the consolidated statements of changes in shareholders’ equity, as they had no vesting conditions or contingencies upon the grant and were issuable for little to no consideration. Options subsequently granted under the 2019 Incentive Plan, regardless vested or not, were viewed as options until they are exercised. Among the 2,107,600, 674,082 and 10,243,525 share options legally exercised in 2022,2023 and 2024, there were nil, nil and nil shares Replacement Share Options included.

As of December 31, 2024, the unrecognized share-based compensation expense related to unvested share options granted was RMB 0.34 million. Total unrecognized share-based compensation expenses is expected to be recognized over a weighted average period of 0.58 years.

The aggregate number of Class A ordinary shares available for future grant under the 2019 Incentive Plan was 18,740,479 as of December 31, 2024.